                                        SUPPLEMENT DATED NOVEMBER 2, 2007
                                                                 TO
                                                    PROSPECTUS DATED MAY 1, 2006

                                      INVESTRAC GOLD VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                                             ISSUED BY
                                                AMERICAN NATIONAL INSURANCE COMPANY
                                                            THROUGH ITS
                                          AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement updates certain information contained in your prospectus.  Please read it carefully and keep it with your prospectus for future reference.

As the American  National  Variable Life Separate Account  recently became a member of the Depository  Trust & Clearing  Corporation
("DTCC") it calculates  unit values for the subaccounts  each day the New York Stock Exchange  ("NYSE") is open for business even if
American  National  Insurance Company is closed for business that day.  Accordingly,  the definition of Valuation Date on page 12 is amended as follows:

Each day the New York Stock Exchange ("NYSE") is open for regular trading.  Accumulation Values are calculated on Valuation Dates.

As American National  Insurance Company will observe the Thanksgiving and Christmas  Holidays by being closed for business on Friday
November  23,  2007 and  Monday  December  24,  2007 the  section  entitled  "Policy  Rights"  on page 20 is amended by adding a new sub-section entitled "Policy Transactions" to read as follows:

Surrenders,  transfers,  and loans  requested by you and premium  payments  made by you are processed  only on Valuation  Dates that
American  National  Insurance  Company is open for business.  American  National  Insurance Company is closed for business on Friday
November 23, 2007 and Monday  December 24, 2007, in observation  of the  Thanksgiving  and Christmas  Holidays.  On Valuation  Dates
American  National  Insurance Company is closed for business,  only scheduled  automated  transactions,  (i.e.  monthly  deductions, periodic  charges,  dollar  cost  averaging  program,  portfolio  rebalancing  program,  systematic  withdrawal  program),  will  be processed.